Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.1%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.7%
CommonSpirit Health, 6.073%, 11/1/27	$5,500	$ 5,689,419
		$ 5,689,419
Other Revenue — 0.4%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,753,550
		$ 3,753,550
Total Corporate Bonds (identified cost $8,970,000)		$ 9,442,969

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 4.954%, (30-day SOFR Average + 0.50%), 1/25/33(1)(2)	$414	$ 413,609
Total Tax-Exempt Mortgage-Backed Securities (identified cost $413,634)		$ 413,609

Tax-Exempt Municipal Obligations — 89.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.0%†
Virginia Resources Authority, (Pooled Financing Program), 3.00%, 11/1/33	$25	$ 24,896
		$ 24,896
Education — 5.7%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$810	$ 804,804
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	395	395,941
Arlington Higher Education Finance Corp., TX, (Leadership Prep School), (PSF Guaranteed), 4.00%, 6/15/44	400	383,253
Arlington Higher Education Finance Corp., TX, (Life School of Dallas), (PSF Guaranteed), 4.00%, 8/15/44	275	263,186
Security	Principal Amount (000's omitted)	Value
Education (continued)
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(1)	$100	$ 97,582
Build NYC Resource Corp., NY, (Nightingale-Bamford School), 5.00%, 7/1/40	1,250	1,379,971
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 4.22%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	4,750	4,749,121
California Municipal Finance Authority, (St. Mary's School - Aliso Viejo), 4.65%, 5/1/30	400	409,604
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/26(1)	105	105,610
5.00%, 7/1/27(1)	110	112,576
5.00%, 7/1/28(1)	160	166,559
5.00%, 7/1/29(1)	165	174,199
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
5.00%, 7/1/33	1,085	1,243,948
5.00%, 7/1/34	1,000	1,154,900
Connecticut Health and Educational Facilities Authority, (Yale University), 2.80% to 2/10/26 (Put Date), 7/1/48	1,000	999,991
Connecticut State Health and Educational Facilities Authority, (Area Cooperative Educational Services):
5.00%, 7/1/31	50	55,927
5.00%, 7/1/33	150	171,865
5.00%, 7/1/34	230	267,129
5.00%, 7/1/36	230	266,767
5.00%, 7/1/38	310	352,318
5.00%, 7/1/39	300	338,544
District of Columbia, (District of Columbia International School), 5.00%, 7/1/29	885	931,052
District of Columbia, (KIPP DC):
5.00%, 7/1/27	250	256,665
5.00%, 7/1/28	240	250,367
5.00%, 7/1/29	235	248,899
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 5/13/32 (Put Date), 5/15/55	6,580	7,472,279
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	3,195	3,208,910
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/29	2,250	2,290,802
Private Colleges and Universities Authority, GA, (Emory University), 5.00%, 9/1/32	2,300	2,632,464
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	160	158,739
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	1,470	1,504,682

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Purdue University, IN, 4.00%, 7/1/40	$1,310	$ 1,310,229
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/34(1)	1,000	1,026,875
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/35	1,395	1,594,563
5.00%, 10/1/36	1,365	1,558,434
University of Massachusetts Building Authority, 5.25%, 11/1/47	3,320	3,377,385
University of Pittsburgh, PA, 4.00%, 9/15/44	3,080	2,920,206
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/38	815	911,062
Virginia Public School Authority, 5.00%, 8/1/41	1,635	1,816,395
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	404,128
		$ 47,767,931
Electric Utilities — 1.5%
Jonesboro City Water and Light Plant, AR, Public Utility System Revenue, 4.00%, 6/1/43	$800	$ 788,854
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 9/1/27 (Put Date), 9/1/52	4,000	4,093,574
Memphis, TN, (Memphis Light Gas and Water Division Electric System Revenue), 4.25%, 12/1/44	485	485,918
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,475	1,475,342
Northern Illinois Municipal Power Agency, IL, 4.00%, 12/1/41	2,505	2,505,759
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/30	1,425	1,476,011
5.00%, 8/1/40	1,300	1,443,119
		$ 12,268,577
Escrowed/Prerefunded — 0.3%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/27, 5.00%, 11/1/39	$2,500	$ 2,613,578
Public Finance Authority, WI, (Roseman University of Health Sciences), Escrowed to Maturity, 5.00%, 4/1/30(1)	80	83,903
		$ 2,697,481
General Obligations — 16.9%
Abilene, TX:
5.00%, 2/15/33	$1,455	$ 1,664,580
5.00%, 2/15/37	375	426,977
Arapahoe County School District No. 5, CO, 5.00%, 12/15/32	1,000	1,154,264
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Bath Community Schools, MI:
5.00%, 5/1/37	$280	$ 317,565
5.00%, 5/1/38	500	561,391
5.00%, 5/1/39	500	557,630
5.00%, 5/1/40	425	469,396
Bradley, IL:
5.00%, 12/15/41	690	747,314
5.00%, 12/15/42	1,055	1,129,603
California, 5.00%, 4/1/42	6,340	6,492,971
Carlsbad Municipal School District, NM, 4.00%, 8/1/35	55	57,028
Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/26	400	400,000
Chicago Board of Education, IL:
4.00%, 12/1/35	1,500	1,394,127
5.00%, 12/1/30	1,650	1,696,192
5.00%, 12/1/33	1,895	1,889,683
5.00%, 12/1/42	2,000	1,936,166
5.25%, 12/1/35	935	934,931
5.50%, 12/1/38	4,000	4,101,272
Chicago, IL, Escrowed to Maturity, 0.00%, 1/1/26	160	160,000
Concord School District, NH, 2.00%, 10/15/34	680	581,158
Connecticut, 5.00%, 8/15/36	750	878,384
Cromwell, CT:
4.00%, 4/15/42	85	87,777
4.00%, 4/15/43	415	424,038
Denton Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/30 (Put Date), 8/15/55	1,000	1,058,789
Detroit, MI:
5.00%, 4/1/26	330	331,394
5.00%, 4/1/27	695	710,325
5.00%, 4/1/28	730	759,297
5.00%, 4/1/29	515	544,848
Dripping Springs Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/41	1,000	1,090,072
5.00%, 2/15/42	1,000	1,081,234
Fairfax County, VA, 2.00%, 10/1/33	765	682,897
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	425	392,634
Falls Church, VA, 3.00%, 7/15/41	3,395	3,010,629
Fontana Unified School District, CA, (Election of 2024), 5.00%, 8/1/37	5	5,982
Fremont Union High School District, CA, 4.00%, 8/1/40	3,100	3,100,280
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	4,285	4,288,370

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Grand Prairie Independent School District, TX, (PSF Guaranteed): (continued)
4.00%, 2/15/35	$5,000	$ 5,001,943
Gresham-Barlow School District No. 10JT, OR, 5.00%, 6/15/37	1,335	1,369,597
Grosse Pointe Public School System, MI:
5.00%, 5/1/40	475	529,388
5.00%, 5/1/42	330	359,761
Hermosa Beach City School District, CA, (Election of 2024), 0.00%, 8/1/34	445	338,171
Honolulu City and County, HI, 5.00%, 7/1/36	2,750	3,224,256
Illinois:
3.25%, 11/1/26	1,440	1,445,934
4.00%, 7/1/37	3,000	2,988,113
5.00%, 1/1/41	2,650	2,651,586
Kearney, MO, 2.00%, 3/1/33	680	612,510
Keller Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/31	1,000	1,118,371
5.00%, 2/15/36	3,650	4,242,940
Knox Warren ETC Counties Community College District No. 518, IL, 3.375%, 12/1/35	2,340	2,340,179
Lafourche Parish School Board, LA, 5.00%, 3/1/39	240	262,661
Las Vegas Valley Water District, NV, 2.00%, 3/1/36	430	372,532
Liberty Public School District No. 53, MO:
4.00%, 3/1/35	1,415	1,535,592
4.00%, 3/1/36	1,075	1,162,740
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/36	1,010	1,184,114
Loyalsock Township School District, PA, 2.00%, 5/1/32	1,000	899,510
Martin County West Independent School District No. 2448, MN, 5.00%, 2/1/36	3,495	4,031,312
Maryland, 3.00%, 8/1/31	3,010	3,011,747
McCamey Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/44	1,225	1,248,333
Molalla River School District No. 35, OR, 5.00%, 6/15/38	990	1,125,017
Monroe County, PA, 5.00%, 7/15/38	1,000	1,103,039
Montgomery County, MD, 2.00%, 8/1/39	2,000	1,563,952
Navarro Independent School District, TX, (PSF Guaranteed), 4.00% to 2/15/28 (Put Date), 2/15/62	2,500	2,567,805
New Jersey, 2.00%, 6/1/27	5,000	4,930,587
New York, NY:
5.00%, 8/1/29	3,515	3,521,687
5.00%, 8/1/32	500	567,454
5.00%, 10/1/41	1,000	1,094,200
(SPA: JPMorgan Chase Bank, N.A.), 2.50%, 8/1/44(3)	2,600	2,600,000
(SPA: TD Bank, N.A.), 2.45%, 9/1/49(3)	3,000	3,000,000
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Northampton County, PA:
5.00%, 10/1/33	$140	$ 162,267
5.00%, 10/1/34	285	329,000
Oklahoma City, OK:
3.00%, 3/1/37	2,070	1,934,242
4.00%, 3/1/35	355	371,582
Oklahoma County, OK, 4.00%, 11/1/44	905	891,290
Oregon City School District No. 62, OR:
5.00%, 6/15/35	35	41,539
5.00%, 6/15/38	1,800	2,078,429
Peoria County Community Unit School District No. 323, IL, 5.00%, 4/1/40	2,775	3,033,081
Prosper Independent School District, TX, (PSF Guaranteed):
4.00% to 8/15/26 (Put Date), 2/15/50	1,500	1,511,959
4.00% to 8/15/28 (Put Date), 2/15/53	2,000	2,067,106
Puerto Rico, 4.00%, 7/1/35	2,075	2,040,827
Racine, WI, 4.50%, 3/15/27	5,000	5,015,548
Riverview Gardens School District, MO, 5.00%, 4/1/34	1,305	1,428,934
Rockwall Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	1,000	1,105,232
San Jacinto Community College District, TX, 4.00%, 2/15/41	4,765	4,764,836
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,890	1,894,809
Union R-XI School District, MO, 5.00%, 3/1/42	1,190	1,268,624
Ventura County Community College District, CA, (Election of 2002), 0.00%, 8/1/28	4,205	3,939,941
		$141,003,475
Hospital — 5.5%
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(1)	$725	$ 734,773
5.00%, 7/1/30(1)	285	294,144
Connecticut State Health and Educational Facilities Authority, (Yale New Haven Health), 2.25%, 7/1/60(4)	2,000	2,000,000
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/26	445	449,373
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	742,685
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/35	1,290	1,351,968
Lancaster County Hospital Authority, PA, (University of Pennsylvania Health System), 5.00%, 8/15/46	4,350	4,363,576
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), (LOC: TD Bank, N.A.), 2.35%, 7/1/41(3)	600	600,000

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (Milford Regional Medical Center), Escrowed to Maturity, 5.00%, 7/15/26(1)	$150	$ 151,928
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	2,485	2,230,646
Missouri Health and Educational Facilities Authority, (Mercy Health), 4.00%, 11/15/47	2,700	2,416,801
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/26	960	960,377
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
5.00%, 7/1/26	800	804,729
5.00%, 7/1/29	300	301,699
5.00%, 7/1/30	1,595	1,603,807
New York Dormitory Authority, (Montefiore Obligated Group):
5.00%, 8/1/28	2,300	2,395,024
5.25%, 11/1/38	1,330	1,467,125
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/26	150	151,514
5.00%, 10/1/27	125	128,359
5.00%, 10/1/28	150	156,149
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/28	1,095	865,050
5.00%, 4/1/29	1,000	770,000
5.00%, 4/1/30	905	678,750
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 3/15/40	2,500	2,450,104
Roanoke Economic Development Authority, VA, (Carilion Clinic Obligated Group), (LOC: TD Bank, N.A.), 2.45%, 7/1/52(3)	2,100	2,100,000
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare):
5.00%, 11/15/27	275	282,175
5.00%, 11/15/28	275	285,627
5.00%, 11/15/29	250	262,501
5.00%, 11/15/30	250	264,776
5.00%, 11/15/31	275	293,179
Virginia Small Business Financing Authority, (Carilion Clinic Obligated Group), (LOC: Truist Bank), 2.50%, 7/1/42(3)	2,000	2,000,000
Washington Health Care Facilities Authority, (MultiCare Health), 5.00%, 8/15/37	2,500	2,563,049
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/39	2,000	1,959,246
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group): (continued)
4.00%, 11/15/46	$3,290	$ 3,024,972
5.00%, 11/15/34	1,000	1,005,963
Prerefunded to 5/15/26, 4.00%, 11/15/46	3,220	3,237,162
Prerefunded to 5/15/26, 4.00%, 11/15/46	30	30,160
		$ 45,377,391
Housing — 8.8%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	$3,120	$ 3,284,598
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program):
0.85%, 5/15/28	465	435,383
1.35%, 11/15/30	1,005	917,326
1.35%, 11/15/30	2,300	2,151,042
Sustainability Bonds, (SPA: TD Bank, N.A.), 3.32%, 11/15/51(4)	2,000	2,000,000
EP Cimarron Ventanas PFC, TX, (Home Essential Function Housing Program), 4.00%, 12/1/34	500	506,516
EP Essential Housing WF PFC, TX, (Home Essential Function Housing Program), 4.25%, 12/1/34	2,000	2,027,930
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	5,012,535
Honolulu City and County, HI, (Maunakea Tower Apartments), 5.00% to 6/1/26 (Put Date), 6/1/27	1,500	1,511,662
Indiana Housing and Community Development Authority, SFMR, (Liq: TD Bank, N.A.), 2.45%, 7/1/47(3)	2,000	2,000,000
Louisiana Housing Corp., SFMR:
(FHLMC), (FNMA), (GNMA), 4.00%, 6/1/37	625	633,724
(FHLMC), (FNMA), (GNMA), 4.00%, 12/1/37	210	212,115
(FHLMC), (FNMA), (GNMA), 4.15%, 12/1/40	2,140	2,143,165
Maine Housing Authority, 3.00%, 11/15/39	3,000	2,753,794
Maricopa County and Phoenix Industrial Development Authorities, AZ, (FHLMC), (FNMA), (GNMA), 4.625%, 9/1/44	560	565,718
Maryland Community Development Administration, (Villages At Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	1,985	1,952,132
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/26	70	70,069
Massachusetts Housing Finance Agency:
Social Bonds, 3.00%, 12/1/50	2,690	2,653,483
Social Bonds, (FHLMC), (FNMA), (GNMA), 1.95%, 6/1/32	1,160	1,037,848
Michigan Housing Development Authority:
3.75%, 4/1/27	2,100	2,100,106
Social Bonds, 5.50%, 12/1/53	1,290	1,388,584

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Minnesota Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	$840	$ 781,290
Nebraska Investment Finance Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2024 Series G, 4.55%, 9/1/44	925	931,335
Social Bonds, (FHLMC), (FNMA), GNMA), 4.70%, 9/1/49	310	313,798
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 4.55%, 10/1/45	960	957,247
New Canaan Housing Authority, CT, (HANC Lakeview LLC), (FNMA), 4.00%, 12/1/34	1,550	1,602,314
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	990	808,727
New York City Housing Development Corp., NY, 2.10% to 10/1/29 (Put Date), 11/1/46	5,000	4,821,384
North Carolina Housing Finance Agency, (Liq: TD Bank, N.A.), 2.45%, 1/1/50(3)	3,000	3,000,000
Oregon Housing and Community Services Department, SFMR, 3.80%, 7/1/34	1,345	1,350,068
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	160	161,032
5.00%, 7/1/27	385	392,490
5.00%, 7/1/28	240	247,685
5.00%, 7/1/29	535	558,352
5.00%, 7/1/30	225	234,681
5.00%, 7/1/31	485	505,063
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/26	600	603,871
5.00%, 7/1/27	375	382,296
5.00%, 7/1/28	340	350,887
5.00%, 7/1/29	300	309,518
5.00%, 7/1/30	465	479,544
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/26	1,090	1,095,821
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,000	2,025,205
Seattle Housing Authority, WA, (Pooled Housing), 3.50%, 12/1/35	1,500	1,485,194
South Carolina Jobs-Economic Development Authority, (Latitude at Wescott), 4.00%, 11/1/35	3,140	3,119,590
South Carolina Jobs-Economic Development Authority, (Sixteenth Floor Obligated Group):
4.00%, 12/1/35	3,385	3,360,301
5.00%, 12/1/35	2,560	2,711,385
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Virginia Housing Development Authority, 4.10%, 10/1/27	$3,735	$ 3,737,393
Wyoming Community Development Authority, (Pershing Pointe Apartments), (FNMA), 4.25%, 2/1/41	1,280	1,264,938
		$ 72,949,139
Industrial Development Revenue — 8.9%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$505	$ 489,780
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle), 2.55%, 7/1/49(3)	5,000	5,000,000
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	5,335	5,360,674
California Municipal Finance Authority, (Waste Management, Inc.):
(AMT), 3.45% to 12/1/26 (Put Date), 12/1/44	1,000	1,000,370
(AMT), 3.45%, 10/1/45	2,500	2,500,069
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/2/29 (Put Date), 11/1/38	1,250	1,289,424
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	6,305	6,425,804
Florida Development Finance Corp., (GFL Solid Waste Southeast LLC), (AMT), 4.375% to 10/1/31 (Put Date), 10/1/54(1)	2,500	2,530,554
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.):
3.20%, 7/1/39	3,170	2,842,803
(AMT), 3.10%, 5/1/26	4,005	3,983,552
(AMT), 4.00%, 3/1/37	2,000	1,984,157
Houston, TX, (United Airlines, Inc. Terminal Improvement), (AMT), 5.00%, 7/15/27	2,550	2,592,163
Louisiana Public Facilities Authority, (Waste Pro USA, Inc.), (AMT), 4.375% to 10/2/28 (Put Date), 5/1/53(1)	3,335	3,340,085
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	3,962,334
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	969,242
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	4,000	3,996,100
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 4.00% to 6/1/34 (Put Date), 6/1/54	1,500	1,510,242
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	984,039

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	$2,500	$ 2,494,067
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	678,136
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,879,886
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	345	345,599
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 0.95% to 12/1/26 (Put Date), 12/1/33	3,000	2,924,083
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	7,750	7,659,650
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,750	4,526,081
West Virginia Economic Development Authority, (Commercial Metals Co.), (AMT), 4.625% to 5/15/32 (Put Date), 4/15/55	1,380	1,398,004
Yavapai County Industrial Development Authority, AZ, (Republic Services, Inc.), 3.00% to 3/2/26 (Put Date), 4/1/29	1,075	1,075,000
		$ 73,741,898
Insured - Education — 0.3%
Eastern Michigan University:
(BAM), 5.00%, 3/1/37	$485	$ 549,427
(BAM), 5.00%, 3/1/39	650	726,440
(BAM), 5.00%, 3/1/40	670	741,436
Louisiana Local Government Environmental Facilities and Community Development Authority, (Calcasieu Parish School), (BAM), 5.00%, 12/1/39	500	547,846
Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	197,980
		$ 2,763,129
Insured - Electric Utilities — 0.5%
New York Power Authority, Green Transmission Revenue, Green Bonds, (AG), 5.00%, 11/15/27	$1,500	$ 1,575,542
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,740	1,756,517
West Memphis, AR, Public Utility System Revenue, (BAM), 4.25%, 12/1/45	1,075	1,058,454
		$ 4,390,513
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 2.7%
Arnolds Park, IA:
(AG), 5.00%, 6/1/35(5)	$800	$ 918,990
(AG), 5.00%, 6/1/36(5)	850	971,196
(AG), 5.00%, 6/1/37(5)	900	1,022,341
Belmond, IA:
(AG), 5.00%, 6/1/34	100	112,497
(AG), 5.00%, 6/1/35	105	117,426
(AG), 5.00%, 6/1/36	160	177,657
(AG), 5.00%, 6/1/37	175	193,093
(AG), 5.00%, 6/1/38	125	137,010
(AG), 5.00%, 6/1/39	135	147,190
(AG), 5.00%, 6/1/40	100	107,880
(AG), 5.00%, 6/1/41	195	208,531
Butler County Unified School District No. 402, KS:
(BAM), 5.25%, 9/1/35	120	138,141
(BAM), 5.25%, 9/1/36	50	56,936
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/26	1,945	1,881,580
Gadsden, AL, (BAM), 5.00%, 10/1/36	415	474,554
Hayward Unified School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/42	500	557,369
Helena High School District No. 1, MT:
(BAM), 5.00%, 7/1/39	675	769,248
(BAM), 5.00%, 7/1/40	835	942,742
Lanterns Metropolitan District No. 1, CO, (AG), 4.00%, 12/1/39	1,000	1,005,359
Maricopa County Elementary School District No. 8, AZ:
(BAM), 5.00%, 7/1/37	285	326,355
(BAM), 5.00%, 7/1/38	500	569,566
New Haven, CT:
(AG), 5.00%, 8/1/33	1,750	1,999,006
(AG), 5.00%, 8/1/35	805	933,391
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	485,354
Phoenix Elementary School District No. 1, AZ, (BAM), 5.00%, 7/1/43	1,140	1,225,852
Raindance Metropolitan District No. 2, CO:
(BAM), 5.00%, 12/1/33	285	313,361
(BAM), 5.00%, 12/1/34	200	219,314
Shreveport, LA:
(AG), 5.00%, 3/1/32	45	49,462
(AG), 5.00%, 3/1/33	45	49,811
(AG), 5.00%, 3/1/44	1,250	1,303,492
Sparta Area School District, WI, (AG), 3.00%, 3/1/41	1,000	882,030
St. Clair County School District No. 118, IL, (BAM), 5.50%, 12/1/37	1,125	1,272,751
St. Martin Parish School Board, LA, (AG), 5.00%, 3/1/33	435	494,578

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Temecula Valley Unified School District, CA, (Election of 2012), (AG), 4.00%, 8/1/45	$790	$ 768,692
Westchester, IL:
(BAM), 5.00%, 12/15/36	500	561,180
(BAM), 5.00%, 12/15/39	500	551,063
(BAM), 5.00%, 12/15/40	600	658,399
		$ 22,603,397
Insured - Hospital — 0.7%
Maryland Health and Higher Educational Facilities Authority, (TidalHealth, Inc):
(AG), 5.00%, 7/1/39	$250	$ 276,983
(AG), 5.00%, 7/1/40	200	219,451
(AG), 5.00%, 7/1/41	400	434,146
Massachusetts Development Finance Agency, (Beth Israel Lahey Health, Inc.), (AG), 5.00%, 7/1/30	4,750	5,212,364
		$ 6,142,944
Insured - Lease Revenue/Certificates of Participation — 0.2%
Louisiana Public Facilities Authority, (South Quad L3C-Louisiana State University South Quad):
(AG), 5.00%, 1/1/36	$270	$ 310,260
(AG), 5.00%, 7/1/36	245	280,468
(AG), 5.00%, 1/1/37	445	506,719
(AG), 5.00%, 7/1/37	620	703,987
		$ 1,801,434
Insured - Special Tax Revenue — 1.7%
Big Sky Resort Area District, MT, (1% Resort Tax - Cold Smoke):
(AG), 5.00%, 7/1/36(5)	$285	$ 330,703
(AG), 5.00%, 7/1/37(5)	300	345,157
(AG), 5.00%, 7/1/39(5)	565	640,732
(AG), 5.00%, 7/1/42(5)	500	549,029
Downtown Revitalization Public Infrastructure District, UT, (AG), 5.00%, 6/1/37	1,610	1,717,350
Fort Smith, AR, Sales and Use Tax Revenue:
(AG), 5.00%, 11/1/35	345	399,501
(AG), 5.00%, 11/1/36	400	458,772
Indianola Community School District, IA:
(BAM), 4.00%, 6/1/42	465	453,726
(BAM), 5.00%, 6/1/37	300	335,102
(BAM), 5.00%, 6/1/38	315	349,509
(BAM), 5.00%, 6/1/39	445	490,853
(BAM), 5.00%, 6/1/40	400	437,559
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Lake Elsinore Facilities Financing Authority, CA, (AG), 5.00%, 9/1/37	$1,085	$ 1,266,440
Parish of Livingston, LA, Sales Tax Revenue:
(AG), 5.00%, 10/1/34	1,665	1,921,851
(AG), 5.00%, 10/1/35	750	871,361
Park Creek Metropolitan District, CO, (AG), 5.00%, 12/1/32	355	403,053
San Clemente Community Facilities District No. 2006-1, CA:
(BAM), 5.00%, 9/1/38	1,250	1,447,356
(BAM), 5.00%, 9/1/39	1,165	1,339,229
		$ 13,757,283
Insured - Transportation — 0.1%
Alaska Railroad Corp., (AG), (AMT), 5.50%, 10/1/33	$500	$ 573,542
		$ 573,542
Insured - Water and Sewer — 1.7%
Berkeley County Public Service Sewer District, WV:
Green Bonds, (BAM), 5.00%, 6/1/38	$670	$ 724,440
Green Bonds, (BAM), 5.00%, 6/1/39	675	726,905
Chisholm Creek Utility Authority, KS, (Cities of Bel Aire and Park City), (AG), 5.00%, 9/1/41	1,000	1,101,181
Grand Prairie Water Commission, IL:
(BAM), 5.00%, 1/1/39	585	655,872
(BAM), 5.00%, 1/1/40	900	992,718
(BAM), 5.00%, 1/1/41	1,000	1,091,708
Shreveport, LA, Water and Sewer Revenue:
(AG), 5.00%, 12/1/32	3,650	4,033,010
(AG), 5.00%, 12/1/33	3,000	3,336,338
(AG), 5.00%, 12/1/38	1,550	1,720,360
		$ 14,382,532
Lease Revenue/Certificates of Participation — 5.9%
Barren County Public Properties Corp., KY, (Judicial Center Project), 4.00%, 12/1/43	$1,085	$ 1,049,178
Brownsburg 1999 School Building Corp., IN:
5.00%, 7/15/38	900	1,001,221
5.00%, 7/15/40	600	657,781
5.00%, 7/15/41	1,195	1,298,505
California State Public Works Board, 5.00%, 11/1/40	2,870	3,287,746
Castle Rock, CO, 5.25%, 12/1/42	325	361,339
Cleveland Educational Facilities Authority, OK, (Cleveland Public School):
5.00%, 9/1/29	280	297,919
5.00%, 9/1/30	325	350,147

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Cleveland Educational Facilities Authority, OK, (Cleveland Public School): (continued)
5.00%, 9/1/32	$310	$ 340,869
5.00%, 9/1/33	285	316,488
Columbus Multi School Building Corp., IN:
5.00%, 7/15/41	400	433,736
5.00%, 7/15/42	700	750,181
IPS Multi-School Building Corp., IN:
Social Bonds, 5.00%, 7/15/36	265	303,617
Social Bonds, 5.00%, 7/15/37	790	896,370
Social Bonds, 5.00%, 7/15/41	1,000	1,091,715
Lakeland School Building Corp., IN:
5.00%, 7/15/39	510	557,386
5.00%, 7/15/41	350	374,780
Larimer County, CO, (Ranch Project), 5.00%, 12/1/36	670	778,045
Mcintosh County Educational Facilities Authority, OK, (Eufaula Public Schools):
5.00%, 9/1/32	265	288,413
5.00%, 9/1/33	475	519,418
5.00%, 9/1/35	485	529,852
5.00%, 9/1/37	1,150	1,229,574
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,461,326
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/26	1,000	1,010,616
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37	5,000	5,004,515
North Lawrence Community Schools Building Corp., IN:
5.00%, 7/15/35	270	304,943
5.00%, 7/15/36	275	307,069
Oklahoma County Finance Authority, OK, (Western Heights Public Schools):
5.00%, 9/1/30	990	1,045,494
5.00%, 9/1/35	1,740	1,841,798
Oklahoma Development Finance Authority:
5.00%, 6/1/35	620	709,681
5.00%, 6/1/36	345	391,876
5.00%, 6/1/37	575	647,847
5.00%, 6/1/38	310	348,046
Richland-Bean Blossom 2000 School Building Corp., IN:
5.00%, 7/15/41	2,655	2,887,446
5.00%, 7/15/42	1,395	1,500,077
5.00%, 7/15/43	630	671,031
Saratoga County Capital Resource Corp., NY, (WSWHE BOCES):
5.00%, 7/1/34	150	178,198
5.00%, 7/1/35	500	594,981
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Snowmass Village, CO, Certificates of Participation:
5.00%, 12/1/30	$145	$ 160,859
5.00%, 12/1/35	740	807,429
Southmont School Building Corp., IN, 5.00%, 7/15/38	565	627,099
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/38	2,400	2,187,431
Tulsa County Industrial Authority, OK, (Owasso Public Schools), 5.00%, 9/1/32	1,000	1,128,892
Twin Lakes School Building Corp., IN:
5.00%, 7/15/33	360	397,980
5.00%, 7/15/37	625	676,725
Westfield High School Building Corp., IN, 5.00%, 7/15/37	1,560	1,727,045
Westfield Redevelopment Authority, IN, 4.125%, 7/15/43	890	875,767
Westfield-Washington Multi-School Building Corp., IN, 5.00%, 1/15/38	2,260	2,535,722
		$ 48,744,173
Other Revenue — 5.2%
Black Belt Energy Gas District, AL:
3.69%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$15,000	$ 14,905,582
5.00% to 5/1/35 (Put Date), 12/1/55	1,000	1,070,197
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,250	1,310,627
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	2,880	3,003,421
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	1,300	1,377,960
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	6,015	6,566,693
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	790	805,319
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/31 (Put Date), 12/1/53	10,000	10,706,097
Northern California Gas Authority No. 1, Gas Project Revenue, 3.565%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(2)	350	350,691
Southeast Energy Authority, AL, 5.00% to 2/1/31 (Put Date), 5/1/55	1,250	1,338,326
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 3.37%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	570	571,072
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.32%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	1,630	1,631,711
		$ 43,637,696
Senior Living/Life Care — 4.2%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/26	$365	$ 370,239

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Colorado Health Facilities Authority, (Aberdeen Ridge):
2.125%, 5/15/28	$635	$ 630,298
2.625%, 5/15/29	1,790	1,768,969
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/27	200	199,749
4.00%, 1/1/28	240	239,378
Florida Development Finance Corp., (The Glenridge on Palmer Ranch):
4.00%, 6/1/26(1)	110	109,974
5.00%, 6/1/31(1)	285	299,421
5.00%, 6/1/35(1)	225	233,158
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/30	500	506,600
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	265	262,834
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.02%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	725	722,913
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.00%, 5/15/27	2,240	2,238,190
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group), 4.00%, 11/15/31	430	434,199
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
4.00%, 10/1/26(1)	1,000	999,943
4.00%, 10/1/27(1)	400	400,267
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/26	150	150,396
4.00%, 12/1/27	200	201,385
4.00%, 12/1/28	200	202,086
4.00%, 12/1/29	250	252,722
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	705	709,412
5.625%, 7/1/46(1)	425	425,616
5.75%, 7/1/54(1)	1,130	1,126,581
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living), 5.25%, 10/1/30	1,280	1,285,750
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	636,300
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	400	404,884
5.00%, 7/1/31	670	677,554
North Carolina Medical Care Commission, (Galloway Ridge):
4.00%, 1/1/26	240	240,000
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
North Carolina Medical Care Commission, (Galloway Ridge): (continued)
5.00%, 1/1/27	$565	$ 565,274
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
11.50%, 7/1/27(1)	2,515	3,649,697
11.50%, 7/1/27(1)	275	275,214
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/27	1,240	1,238,998
5.00%, 5/15/26	1,000	1,000,422
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/26	225	224,974
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/29	215	219,480
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	305	305,230
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/26	1,395	1,397,594
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
5.00%, 11/15/27	300	304,652
5.00%, 11/15/29	115	119,098
5.00%, 11/15/30	180	188,145
St. Johns County Industrial Development Authority, FL, (Vicar's Landing):
4.00%, 12/15/26	375	374,248
4.00%, 12/15/27	215	214,291
4.00%, 12/15/28	200	199,193
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/32	1,015	1,033,950
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	595	602,775
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/26	240	240,141
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,014,225
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,022,402
Washington Housing Finance Commission, (Horizon House):
4.375%, 1/1/33	1,500	1,507,040
4.50%, 1/1/34	1,500	1,505,816

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/26(1)	$400	$ 400,000
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/26	250	248,670
		$ 34,580,347
Solid Waste — 0.1%
Maryland Environmental Service, (Midshore II Regional Landfill), 5.00%, 11/1/36	$1,080	$ 1,253,871
		$ 1,253,871
Special Tax Revenue — 5.8%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/27	$400	$ 408,666
5.00%, 5/1/28	575	596,770
5.00%, 5/1/29	600	632,248
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(1)	3,000	3,061,825
Baltimore, MD, (Harbor Point):
2.85%, 6/1/26(1)	135	134,393
2.95%, 6/1/27(1)	175	172,759
Buckeye, AZ, Excise Tax Revenue:
5.00%, 7/1/38	500	573,081
5.00%, 7/1/39	500	569,025
Connecticut, Special Tax Obligation Bonds:
5.00%, 7/1/36	1,420	1,669,163
5.00%, 7/1/37	2,000	2,329,219
Connecticut, Special Tax Revenue, 4.00%, 9/1/34	4,000	4,015,734
District of Columbia, Income Tax Revenue, 5.00%, 5/1/38	2,150	2,404,102
Durango, CO, Sales and Use Tax Revenue:
5.00%, 12/1/39	300	341,512
5.00%, 12/1/41	300	334,696
5.00%, 12/1/42	100	110,179
Hamilton County & Chattanooga Sports Authority, TN, (Stadium Project), 5.75%, 12/1/50	900	1,001,715
Juban Crossing Economic Development District, LA, (Road Projects), 4.00%, 9/15/37	685	678,108
Lawton Industrial Development Authority, OK:
5.00%, 7/1/33	350	398,484
5.00%, 7/1/34	500	566,419
5.00%, 7/1/35	150	168,859
Massachusetts School Building Authority, 4.00%, 1/15/37	3,650	3,651,212
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	$1,000	$ 1,001,937
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 2/1/35	1,955	2,001,204
5.00%, 5/1/36	2,000	2,336,621
5.00%, 5/1/37	2,895	3,345,732
(SPA: Barclays Bank PLC), 2.50%, 8/1/39(3)	2,000	2,000,000
Omaha, NE, Riverfront Redevelopment Special Tax Revenue:
5.00%, 4/15/41	400	441,216
5.00%, 4/15/42	550	600,364
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	5,847	5,847,154
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	505	508,557
Tolomato Community Development District, FL, 2.625%, 5/1/27	505	497,947
Utah Transit Authority, 5.00%, 12/15/33	4,000	4,664,725
Yuma, AZ:
5.00%, 7/1/41	450	499,456
5.00%, 7/1/42	700	768,191
		$ 48,331,273
Student Loan — 0.6%
Connecticut Higher Education Supplemental Loan Authority, (Chesla Loan Program):
(AMT), 4.75%, 11/15/36	$45	$ 46,743
(AMT), 5.25%, 11/15/34	215	233,795
Indiana Secondary Market for Education Loans, Inc.:
(AMT), 5.00%, 6/1/32	900	959,769
(AMT), 5.00%, 6/1/33	385	411,730
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/35	325	348,601
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	1,055	1,050,831
North Carolina State Education Assistance Authority, (AMT), 5.00%, 6/1/33	1,755	1,871,031
		$ 4,922,500
Transportation — 8.0%
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/30	$2,500	$ 2,503,338
Chicago, IL, (O'Hare International Airport):
(AMT), 5.00%, 1/1/32	1,205	1,225,761
(AMT), 5.00%, 1/1/37	1,450	1,579,684
(AMT), 5.00%, 1/1/38	1,770	1,913,804

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/48	$1,215	$ 1,064,172
(AMT), 5.00%, 11/15/30	7,170	7,861,693
(AMT), 5.00%, 12/1/32	6,350	6,661,766
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	510	510,490
Houston, TX, Airport System Revenue, (AMT), 5.00%, 7/1/34	4,000	4,482,154
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/27	5,235	5,379,990
(AMT), 5.00%, 5/15/36	2,940	3,000,574
Massachusetts Port Authority, (AMT), 5.00%, 7/1/30	1,500	1,604,167
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,000	1,028,878
Metropolitan Transportation Authority, NY:
(LOC: Barclays Bank PLC), 2.70%, 11/1/32(3)	1,200	1,200,000
(LOC: Truist Bank), 2.55%, 11/1/32(3)	1,500	1,500,000
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/29	2,000	2,070,797
North Carolina, Grant Anticipation Revenue, 5.00%, 3/1/39	1,200	1,364,095
Oklahoma Turnpike Authority, 4.00%, 1/1/42	2,080	2,081,360
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 7/1/35	1,930	2,092,997
(AMT), 5.00%, 7/1/42	2,945	2,969,051
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/32	3,000	3,106,801
Port of Seattle, WA:
(AMT), 5.00%, 5/1/33	2,045	2,092,084
(AMT), 5.00%, 5/1/37	2,100	2,135,979
(AMT), 5.00%, 4/1/40	3,955	3,956,024
Port of Tacoma, WA, (AMT), 5.00%, 12/1/35	1,000	1,007,872
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/32	2,220	2,279,655
Virginia Port Authority, 5.00%, 7/1/35	35	40,820
		$ 66,714,006
Water and Sewer — 4.2%
Clairton Municipal Authority, PA, Sewer Revenue:
4.00%, 12/1/34	$825	$ 848,978
4.00%, 12/1/38	1,000	1,003,226
District of Columbia Water and Sewer Authority, Green Bonds, 5.00%, 10/1/35	2,045	2,408,550
Gainesville, GA, Water and Sewerage Revenue, 5.00%, 11/15/37	110	126,209
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.00%, 7/1/32	$4,000	$ 4,573,465
King County, WA, Sewer Improvement and Refunding Revenue:
4.00%, 7/1/41	1,950	1,949,913
(SPA: U.S. Bank, N.A.), 2.50%, 1/1/65(3)	6,000	6,000,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
2.50%, 6/15/33(3)	1,500	1,500,000
(SPA: JPMorgan Chase Bank, N.A.), 2.50%, 6/15/43(3)	5,395	5,395,000
(SPA: U.S. Bank, N.A.), 2.60%, 6/15/45(3)	2,500	2,500,000
Oklahoma Water Resources Board, (State Loan Program), 5.00%, 10/1/42	500	538,466
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.00%, 7/1/28	860	861,470
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 4.00%, 11/1/39	4,130	4,133,520
Washington Suburban Sanitary District, MD, 4.00%, 6/1/40	3,050	3,054,981
Woodruff-Roebuck Water District, SC, 5.00%, 6/1/34	25	28,770
		$ 34,922,548
Total Tax-Exempt Municipal Obligations (identified cost $737,310,984)		$745,351,976

Taxable Municipal Obligations — 7.7%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$670	$ 673,675
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	500	524,731
University of California, 3.95%, 7/1/41(4)	6,100	6,100,000
		$ 7,298,406
General Obligations — 0.9%
California, 7.50%, 4/1/34(6)	$2,500	$ 2,918,854
Cecil County, MD, 1.20%, 11/1/27	420	403,005
Douglas County School District No. 17, NE, 1.048%, 6/15/26	585	578,269
Livermore Valley Joint Unified School District, CA, 1.335%, 8/1/26	3,650	3,600,028
		$ 7,500,156

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 0.3%
Conway, AR, (Conway Regional Medical Center), 1.75%, 8/1/26	$250	$ 246,428
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	640	625,822
University of Wisconsin Hospitals and Clinics Authority, 1.69%, 4/1/26	1,750	1,740,761
		$ 2,613,011
Housing — 2.0%
California Municipal Finance Authority, (View at San Bruno LP), 4.50% to 7/1/27 (Put Date), 7/1/28	$5,000	$ 5,051,844
Maine Housing Authority, (SPA: TD Bank, N.A.), 3.90%, 11/15/50(4)	4,600	4,600,000
Maryland Community Development Administration, (FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 3.83%, 7/1/45(4)	2,035	2,035,000
New York Housing Finance Agency, Social Bonds, (SPA: TD Bank, N.A.), 3.80%, 11/1/55(4)	5,000	5,000,000
		$ 16,686,844
Industrial Development Revenue — 0.3%
Arizona Industrial Development Authority, (Reinvestment Fund, Inc.), 4.936%, 10/1/31	$2,500	$ 2,528,288
		$ 2,528,288
Insured - General Obligations — 0.5%
Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$620	$ 592,275
New Britain, CT, (BAM), 4.382%, 3/1/32	3,500	3,506,692
Valley View School District, PA, (BAM), 2.20%, 5/15/26	455	451,786
		$ 4,550,753
Insured - Special Tax Revenue — 0.4%
Bexar County, TX, Venue Project Revenue:
(AG), 1.272%, 8/15/26	$550	$ 541,782
(AG), 1.573%, 8/15/27	500	483,207
(AG), 1.743%, 8/15/28	750	711,426
(AG), 1.924%, 8/15/29	1,535	1,431,825
		$ 3,168,240
Insured - Transportation — 0.6%
Miami-Dade County, FL, Seaport Revenue, (AG), 1.349%, 10/1/26	$4,860	$ 4,771,949
		$ 4,771,949
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.6%
California State Public Works Board, 4.942%, 4/1/30	$5,140	$ 5,309,592
		$ 5,309,592
Other Revenue — 0.3%
Arizona Industrial Development Authority, (Reinvestment Fund, Inc.), 5.259%, 10/1/33	$2,500	$ 2,528,447
		$ 2,528,447
Senior Living/Life Care — 0.1%
Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	$510	$ 501,150
		$ 501,150
Special Tax Revenue — 0.5%
Illinois, Sales Tax Revenue, 1.453%, 6/15/26	$3,000	$ 2,965,550
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.654%, 7/1/28	1,640	1,679,115
		$ 4,644,665
Transportation — 0.3%
Atlanta, GA, Airport Customer Facility Charge Revenue, 4.489%, 7/1/31	$1,000	$ 1,019,459
Central Texas Regional Mobility Authority, 1.585%, 1/1/26	1,150	1,150,000
		$ 2,169,459
Total Taxable Municipal Obligations (identified cost $64,254,609)		$ 64,270,960

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.2%
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 1/6/26	$1,250	$ 1,249,521
Total U.S. Treasury Obligations (identified cost $1,249,394)		$ 1,249,521
Total Short-Term Investments (identified cost $1,249,394)		$ 1,249,521
Total Investments — 98.6% (identified cost $812,198,621)		$820,729,035
Other Assets, Less Liabilities — 1.4%		$ 11,737,123
Net Assets — 100.0%		$832,466,158
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $31,181,063 or 3.7% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.
(5)	When-issued security.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At December 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	11.6%
Others, representing less than 10% individually	85.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2025, 9.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 5.9% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 9,442,969	$ —	$ 9,442,969
Tax-Exempt Mortgage-Backed Securities	—	413,609	—	413,609
Tax-Exempt Municipal Obligations	—	745,351,976	—	745,351,976
Taxable Municipal Obligations	—	64,270,960	—	64,270,960
Short-Term Investments	—	1,249,521	—	1,249,521
Total Investments	$—	$820,729,035	$—	$820,729,035
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.